Cover	Mar. 07, 2024
Cover [Abstract]
Entity Registrant Name	Peoples Bancorp of North Carolina, Inc.
Entity Central Index Key	0001093672
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K amends and updates the Current Report on Form 8-K filed by Peoples Bancorp of North Carolina, Inc. (the “Company”) on February 27, 2024 (the “Original Filing”), disclosing the Company’s decision to change its independent registered public accounting firm effective upon the completion of the Company’s 2023 audit. The Original Filing provided the disclosure required by Item 304(a) of Regulation S-K with respect to the Company’s two most recent fiscal years through the date of the Original Filing. Subsequent to the Original Filing, on March 7, 2024, the Company’s 2023 audit was completed. This Amendment No. 1 amends and updates the Original Filing and the related disclosure through March 7, 2024, the effective date of the change in the Company’s independent registered public accounting firm.
Entity Emerging Growth Company	false
Document Period End Date	Mar. 07, 2024
Entity File Number	000-27205
Entity Tax Identification Number	56-2132396
Entity Address Address Line 1	518 West C Street
Entity Address City Or Town	Newton
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28658
City Area Code	828
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	464-5620